Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Components of Long-Term Debt

	September 30, 2017	December 31, 2016
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due in 2018	339,809	208,222
U.S. Dollar-denominated Term Loans due from 2018 to 2026	933,166	1,005,199
Norwegian Kroner-denominated Bonds due from 2018 to 2021	389,320	371,329
Euro-denominated Term Loans due from 2018 to 2023	233,764	219,733
Other U.S. Dollar-denominated loan	10,000	—
Total principal	1,906,059	1,804,483
Unamortized discount and debt issuance costs	(9,652)	(13,257)
Total debt	1,896,407	1,791,226
Less current portion	(516,232)	(188,511)
Long-term debt	1,380,175	1,602,715